Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule Of Significant Subsidiaries
	Ownership Interest
	August 31,	August 31,
	2019	2018
Shaw Cablesystems Limited	100%	100%
Shaw Cablesystems G.P.	100%	100%
Shaw Cablesystems (VCI) Ltd.	100%	100%
Shaw Envision Inc.	100%	100%
Shaw Telecom Inc.	100%	100%
Shaw Telecom G.P.	100%	100%
Shaw Satellite Services Inc.	100%	100%
Star Choice Television Network Incorporated	100%	100%
Shaw Satellite G.P.	100%	100%
Freedom Mobile Inc.	100%	100%

Schedule Of Compensation Expense Of Key Management Personnel And Board Of Directors
	2019	2018
	$	$
Short-term employee benefits	29	25
Post-employment pension benefits	9	8
Termination benefits	-	7
Share-based compensation	2	4
	40	44